Accrued Compensation and Related Benefits	12 Months Ended
Dec. 31, 2012
Accrued Compensation and Related Benefits [Abstract]
Accrued Compensation and Related Benefits

6.   Accrued Compensation and Related Benefits

A summary of accrued compensation and related benefits is comprised of the following:

	As of December 31,
	2012	2011
Accrued performance based bonuses	$-	$182
Accrued payroll and commissions	64	57
Accrued employee benefits	1	65
Total	$65	$304